                            WESTERN ASSET FUNDS, INC.
                       Western Asset High Yield Portfolio

                  Supplement to the Institutional and Financial
 Intermediary Class Prospectus dated August 1, 2003 and revised October 7, 2003

     This supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus dated August 1, 2003 and revised October 7, 2003 (the "Prospectus").

     The Prospectus is hereby amended as follows:

                                FEES AND EXPENSES

     The table entitled "Western Asset High Yield Portfolio" in the section entitled "Fees and Expenses" is replaced in its entirety by the following (although the footnotes thereto will remain unchanged):

WESTERN ASSET HIGH YIELD PORTFOLIO

                                            INSTITUTIONAL CLASS        FINANCIAL INTERMEDIARY CLASS
                                            -------------------        ----------------------------
SHAREHOLDER FEES
(Fees paid directly from your investment)           None                          None

ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Portfolio assets)
Management Fees                                     0.55%                         0.55%
Distribution (12b-1) Fees*                          None                          0.25 %
Other Expenses                                      0.12%                         0.12%
                                                  ------                       -------
Total Annual Fund Operating Expenses                0.67%                         0.92%
                                                  ======                       =======
Expense Reimbursement/Waiver                       (0.02)%                       (0.02)%
                                                  ======                       =======
Net Expenses**                                      0.65%                         0.90%
                                                  ======                       =======
Examples
1 Year                                            $   68                       $    94
3 Years                                           $  214                       $   293
5 Years                                           $  373                       $   509
10 Years                                          $  835                       $ 1,131

                    This supplement is dated November 6, 2003